SEGMENT INFORMATION - Revenues and Long Lived, Geographical Areas (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Segment Reporting Information [Line Items]
Net Revenues	$ 83,873	¥ 583,909	¥ 531,508	¥ 443,924
Long-lived Assets		539,993	333,315	340,206
PRC
Segment Reporting Information [Line Items]
Net Revenues		503,180	447,809	437,494
Long-lived Assets		371,847	315,539	318,954
U.S.
Segment Reporting Information [Line Items]
Net Revenues		80,729	83,699	6,430
Long-lived Assets		¥ 168,146	¥ 17,776	¥ 21,252